Promissory Notes (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Summary of Current Promissory Notes
As of September 30, 2025, the Company had total current promissory notes of $4.5 million, all of which are due in less than a year, comprised of the following:

			New Agreements
Note	Original Issue Date	Existing Balance	Note	Discharge
Sponsor Note	4/11/2023, 7/10/2024	$1,807	$806	$1,144
FutureTech Note	7/11/2023	1,363	1,022	340
Denali Underwriter Notes	4/6/2022	2,888	2,650	350

Total promissory notes		$6,058	$4,478	$1,834